Cover	Jul. 28, 2022
Cover [Abstract]
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 28, 2022
Entity Address State Or Province	CT
Entity File Number	001-38730
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	10 Riverview Dr.
Entity Address Postal Zip Code	06810
Entity Address City Or Town	Danbury
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE
City Area Code	1483
Local Phone Number	242200
Entity Address Country	US
Country Region	44
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	L2